As filed with the U.S. Securities and Exchange Commission
on March 22, 2018
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 506 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 509 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on April 6, 2018 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 506 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 495, which was filed with the Securities and Exchange Commission on December 1, 2017. This Post-Effective Amendment No. 506 is filed solely for the purpose of designating April 6, 2018 as the new effective date of Post-Effective Amendment No. 495, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 504 on March 15, 2018, Post-Effective Amendment No. 501 On March 9, 2018, Post-Effective Amendment No. 500 on February 27, 2018, and Post-Effective Amendment No. 497 on February 13, 2018. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 506 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of March, 2018.

Global X Funds

By: /s/ Luis Berruga
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	Chief Executive Officer, Trustee	March 22, 2018
Bruno del Ama

/s/ Luis Berruga	President, Chief Operating Officer, Treasurer, Principal Accounting Officer, and Chief Financial Officer	March 22, 2018
Luis Berruga

*	Trustee	March 22, 2018
Sanjay Ram Bharwani

*	Trustee	March 22, 2018
Scott R. Chichester

*	Trustee	March 22, 2018
Kartik Kiran Shah

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney